Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations	The Company used the following inputs in its calculation of its asset retirement obligations.
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Inflation rate	3.042%	3.873%
Discount factor	10.0%	10.0%
Estimated asset life	3.50 – 49.50 Years	4 – 50 years
The Company used the following inputs in its calculation of its asset retirement obligations.
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Inflation rate	3.873%	3.087%
Discount factor	10.0%	10.0%
Estimated asset life	4 – 50 years	11 – 50 years

Schedule of Change in the Company's ARO Liability

The following table shows the change in the Company’s ARO liability for the six months ended June 30, 2025 and the year ended December 31, 2024:

Asset retirement obligations, December 31, 2023	$1,654,968
Liabilities sold	(26,780)
Liabilities settled	(28,087)
Change in estimated	435,067
Accretion expense	162,896
Asset retirement obligations, December 31, 2024	$2,198,064

Asset retirement obligations, December 31, 2024	$2,198,064
Accretion expense	109,864
Asset retirement obligations, June 30, 2025	$2,307,928

The following table shows the change in the Company’s ARO liability for the years ended December 31, 2024 and 2023:

Asset retirement obligations, January 1, 2023	$5,485,915
Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	1,654,968
Liabilities sold	(26,780)
Liabilities settled	(28,087)
Change in estimates	435,067
Accretion expense	162,896
Asset retirement obligations, December 31, 2024	$2,198,064